Investment Risks - Scharf Multi-Asset Opportunity Fund	Jan. 28, 2026
General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Multi-Asset Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation potential.
Model Risk Member
Prospectus [Line Items]
Risk [Text Block]	Model Risk. The Adviser may use proprietary models in identifying, evaluating and selecting securities for the Fund, and to weight the portfolio. These models generally use technology and software and rely on both internally developed data as well as third-party data. Technology implemented tools are subject to greater risks associated with computer hardware and software, including risks associated with cybersecurity events or software faults. Inaccurate or incomplete data, or improper application of data within a model, could limit the effectiveness of any quantitative tool. Models may be improperly constructed, or may rely on factors (such as historical market performance data) that may not be as relevant in current markets. The Fund could be adversely affected by the Adviser’s use of models in managing the Fund’s portfolio.
Technology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Technology Risk. The Adviser uses a range of technology and software programs in managing the Fund. These include proprietary and third-party data and systems used to identify or evaluate securities or otherwise support portfolio managers. Software or hardware failures or faults, cyber events, incorrect programming, or inaccurate, incomplete or unreliable data could adversely affect the Adviser’s implementation of the investment strategy and the Fund’s performance.
Foreign And Emerging Market Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.
Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country. Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Multi-Asset Fund if currencies do not perform as the Adviser expects.
Large-Sized Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Small- And Medium-Sized Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Medium-Sized Company Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.
Investment Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk. The Adviser follows an investing style that favors relatively low valuations. At times when this style is out of favor, the Multi-Asset Fund may underperform funds that follow different investing styles.
Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Risk. When the Multi-Asset Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.
Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. The following risks are associated with the Multi-Asset Fund’s investment in fixed-income securities.
◦Prepayment and Extension Risk. The risk that the securities may be paid off earlier (prepayment) or later (extension) than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Multi-Asset Fund’s yield or share price.
◦Interest Rate Risk. The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
◦Credit Risk. Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.
Fixed-Income Securities Risk, Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk. The risk that the securities may be paid off earlier (prepayment) or later (extension) than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Multi-Asset Fund’s yield or share price.
Fixed-Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
Fixed-Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.
High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Securities Risk. Fixed-income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.
Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.
Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed Securities Risk. Asset-backed securities are subject to certain risks including prepayment and call risks. When an obligation is prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Backed Securities Risk. In addition to the general risks associated with fixed-income securities as described above, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be more volatile than other fixed-income securities.
Exchange-Traded Note Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.
Bank Debt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Debt Risk. The Multi-Asset Fund’s investments in secured and unsecured assignments of bank debt may create substantial risk. In making investments in such debt, which are loans made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.
Inflation Protected Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Protected Securities Risk. The value of inflation protected securities generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Convertible Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.
Rule 144A Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Multi-Asset Fund to sell these securities.
Special Situations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Special Situations Risk. There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Multi-Asset Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.